UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEPG Wealth Strategies
Address: 25 Independence Blvd
         Warren, NJ  07059

13F File Number:  028-15084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Schiffer
Title:     Executive Vice President
Phone:     908.821.9764

Signature, Place, and Date of Signing:

 /s/  Chris Schiffer     Warren, NJ     April 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $289,991 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      232     6316 SH       SOLE                        0        0     6316
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2017 18383M548      446    19452 SH       SOLE                        0        0    19452
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2016 18383M555      444    19889 SH       SOLE                        0        0    19889
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2015 18383M563      442    20234 SH       SOLE                        0        0    20234
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2014 18383M571      441    20678 SH       SOLE                        0        0    20678
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2013 18383M589      416    19950 SH       SOLE                        0        0    19950
EXXON MOBIL CORP               COM              30231G102     1033    11465 SH       SOLE                        0        0    11465
GENERAL ELECTRIC CO            COM              369604103      231     9978 SH       SOLE                        0        0     9978
ISHARES TR                     BARCLYS TIPS BD  464287176      224     1850 SH       SOLE                        0        0     1850
ISHARES TR                     MSCI EAFE INDEX  464287465    17346   294103 SH       SOLE                        0        0   294103
ISHARES TR                     RUSL 3000 GROW   464287671      333     5710 SH       SOLE                        0        0     5710
ISHARES TR                     MSCI ACWI INDX   464288257      473     9323 SH       SOLE                        0        0     9323
ISHARES TR                     MSCI SMALL CAP   464288273     2689    61176 SH       SOLE                        0        0    61176
ISHARES TR                     HGH DIV EQT FD   46429B663    15351   234864 SH       SOLE                        0        0   234864
JOHNSON & JOHNSON              COM              478160104     1615    19814 SH       SOLE                        0        0    19814
JPMORGAN CHASE & CO            COM              46625H100      280     5896 SH       SOLE                        0        0     5896
MARKET VECTORS ETF TR          PFD SEC EXFINL   57061R791      247    12010 SH       SOLE                        0        0    12010
MERCK & CO INC NEW             COM              58933Y105      372     8412 SH       SOLE                        0        0     8412
PROCTER & GAMBLE CO            COM              742718109      707     9171 SH       SOLE                        0        0     9171
SCHWAB CHARLES CORP NEW        COM              808513105      245    13836 SH       SOLE                        0        0    13836
SSGA ACTIVE ETF TR             MULT ASS RLRTN   78467V103    12966   427349 SH       SOLE                        0        0   427349
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      314     4920 SH       SOLE                        0        0     4920
VALLEY NATL BANCORP            COM              919794107      161    15715 SH       SOLE                        0        0    15715
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835   116303  1390523 SH       SOLE                        0        0  1390523
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652     1020    14945 SH       SOLE                        0        0    14945
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    92613  1143935 SH       SOLE                        0        0  1143935
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870      223     2558 SH       SOLE                        0        0     2558
VANGUARD STAR FD               VG TL INTL STK F 921909768    22824   475793 SH       SOLE                        0        0   475793